Income Taxes - Summary of Current and Deferred Income Tax Relative to Items of Other Comprehensive Income Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax relating to components of other comprehensive income [abstract]
Revenue related to foreign exchange fluctuations from intercompany balances (note 20.2)	$ (19)	$ (2)	$ (2)
Expense (revenue) associated to actuarial results (note 20.2)	(29)	31
Revenue related to derivative financial instruments (note 16.4)	(34)	(3)
Expense (revenue) from foreign currency translation and other effects	4	(38)	(11)
Total current and deferred income tax relative to items of other comprehensive income (loss)	$ (78)	$ (12)	$ (13)